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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/11

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement
                                       [_] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    SCGF III Management, LLC

Address: 3000 Sand Hill Road
         Bldg 4, Suite 250
         Menlo Park, CA 94025

Form 13F File Number: 28-13639

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas Leone
Title:   Managing Member
Phone:   (650) 854-3927


Signature, Place, and Date of Signing:

/s/ Douglas Leone    Menlo Park, California    02/03/12

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 3
Form 13F Information Table Value Total: $ 303,237
(Thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           SCGF III MANAGEMENT, LLC
                          FORM 13F INFORMATION TABLE
                                  12/31/2011

COLUMN 1            COLUMN 2 COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------            -------- --------- --------- ------------------- ---------- -------- ----------------------
                                                                                            VOTING AUTHORITY
                    TITLE OF             VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER       CLASS    CUSIP    (X $1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
--------------      -------- --------- --------- ---------- --- ---- ---------- -------- ---------- ------ ----
ALPHA AND OMEGA
 SEMICONDUCTOR.....  COMMON  G63319104   21,930   3,000,000 SH          SOLE              3,000,000
AMAZON.COM INC.....  COMMON  023135106   10,103      58,365 SH          SOLE                 58,365
JIVE SOFTWARE INC..  COMMON  47760A108  271,204  16,950,233 SH          SOLE             16,950,233